Insider Trading Arragements	12 Months Ended
Dec. 31, 2024
Insider Trading Arragement [Line Items]
Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non Rule 10b5-1 Arrangement Adopted [Flag]	false
Non Rule 10b5-1 Arrangement Terminated [Flag]	false
Insider Trading Policies and Procedures Adopted [Flag

The registrant has not formally adopted insider trading policies and procedures governing the purchase, sale, and other dispositions of the registrant’s securities by directors, senior management, and employees that are reasonably designed to promote compliance with applicable insider trading laws, rules and regulations, due to the intimate composition of the Company’s personnel. There are only two officers of the Company.